UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	07/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

	STATEMENT OF INVESTMENTS
	CitizensSelect Prime Money Market Fund
	July 31, 2011 (Unaudited)

	Negotiable Bank Certificates of Deposit--4.4%	Principal Amount ($)		Value ($)
	Credit Agricole CIB (Yankee)
	0.43%, 10/28/11
	(cost $10,000,000)	10,000,000		10,000,000
	Commercial Paper--21.8%
	Barclays U.S. Funding
	0.12%, 8/1/11	10,000,000		10,000,000
	Deutsche Bank Financial LLC
	0.10%, 8/1/11	10,000,000		10,000,000
	Fortis Funding LLC
	0.54%, 8/2/11	20,000,000	a	19,999,700
	Nationwide Building Society
	0.42%, 11/14/11	10,000,000	a	9,987,750
	Total Commercial Paper
	(cost $49,987,450)			49,987,450
Asset	-Backed Commercial Paper--21.8%
	CAFCO
	0.41%, 8/9/11	20,000,000	a	19,998,178
	CRC Funding
	0.41%, 8/8/11	20,000,000	a	19,998,405
	Thunder Bay Funding LLC
	0.20%, 8/1/11	10,000,000	a	10,000,000
	Total Asset-Backed Commercial Paper
	(cost $49,996,583)			49,996,583
	Time Deposits--8.7%
	National Australia Bank (Grand Cayman)
	0.03%, 8/1/11	10,000,000		10,000,000
	Royal Bank of Canada (Grand Cayman)
	0.08%, 8/1/11	10,000,000		10,000,000
	Total Time Deposits
	(cost $20,000,000)			20,000,000
	U.S. Treasury Bills--30.6%
	0.02%-0.03%, 10/13/11
	(cost $69,996,857)	70,000,000		69,996,857
	Repurchase Agreements--12.2%
	Barclays Capital, Inc.
	0.13%, dated 7/29/11, due 8/1/11 in the amount of
	$18,000,195 (fully collateralized by $18,270,400 U.S.
	Treasury Notes, 1%, due 7/31/11, value $18,360,012)	18,000,000		18,000,000
	Goldman, Sachs & Co.
	0.19%, dated 7/29/11, due 8/1/11 in the amount of $10,000,158
	(fully collateralized by $15,902,928
	Government National Mortgage Association,
	0.99%-3.50%, due 7/16/39-6/20/40, value $10,200,000)	10,000,000		10,000,000
	Total Repurchase Agreements
	(cost $28,000,000)			28,000,000

Total Investments (cost $227,980,890)	99.5%	227,980,890
Cash and Receivables (Net)	.5%	1,253,139
Net Assets	100.0%	229,234,029

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to $79,984,033 or 34.9% of net assets.

At July 31, 2011 , the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	227,980,890
Level 3 - Significant Unobservable Inputs	-
Total	227,980,890

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
July 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--45.6%	of Purchase (%)	Amount ($)	Value ($)
8/18/11	0.14	12,000,000	11,999,218
8/25/11	0.02	3,000,000	2,999,970
9/1/11	0.01	50,000,000	49,999,677
9/8/11	0.05	40,000,000	39,997,889
9/15/11	0.04	11,000,000	10,999,463
9/22/11	0.00	19,124,000	19,123,973
9/29/11	0.02	12,000,000	11,999,541
10/6/11	0.01	35,000,000	34,999,679
12/8/11	0.10	20,000,000	19,992,654
12/29/11	0.09	25,000,000	24,990,833
Total U.S. Treasury Bills
(cost $227,102,897)			227,102,897

U.S. Treasury Notes--19.5%
8/1/11	0.08	83,000,000	83,000,000
8/31/11	0.04	2,000,000	2,001,564
1/3/12	0.10	12,000,000	12,224,385
Total U.S. Treasury Notes
(cost $97,225,949)			97,225,949
Total Investments (cost $324,328,846)		65.1%	324,328,846
Cash and Receivables (Net)		34.9%	173,910,460
Net Assets		100.0%	498,239,306

At July 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	324,328,846
Level 3 - Significant Unobservable Inputs	-
Total	324,328,846

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	Friday, September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	Friday, September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	Friday, September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)